Share-based Payments Arrangement - CHTSC's Outstanding Stock Options (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	4,328	4,500	0
Number of options, Options granted	0		4,500
Number of options, Options exercised	(1,082)
Number of options, Options forfeited	(72)	(172)
Number of options, Options outstanding at end of the year	3,174	4,328	4,500
Number of options, Options exercisable at end of the year	1,058	1,082	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 19.085	$ 19.085	$ 0
Weighted average exercise price, Options granted	0		19.085
Weighted average exercise price, Options exercised	19.085
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	19.085	19.085	19.085
Weighted average exercise price, Option exercisable at end of the year	$ 19.085	$ 19.085	$ 0
Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	3,500
Number of options, Options exercised	0
Number of options, Options forfeited	(176)
Number of options, Options outstanding at end of the year	3,324	0
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	19.085
Weighted average exercise price, Options exercised	0
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	19.085	$ 0
Weighted average exercise price, Option exercisable at end of the year	$ 0